Exhibit 99.01

Schedule 5. Digital Risk DI Summary Report

Report Pulled:	9/29/2026
Loan Count:	552
Fields Reviewed	Discrepancy Count	Percentage
Loan Purpose	2	0.36%
LTV	6	1.09%
Original Interest Rate	3	0.54%
Original Loan Amount	2	0.36%
Property Type	1	0.18%
Subject Zipcode	11	1.99%